Accounting Policies (Impairment & Other) (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) property skilled_nursing_facility	Dec. 31, 2013 USD ($) skilled_nursing_facility	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($) senior_housing	Dec. 31, 2012 USD ($)
Impairment Charges [Abstract]
Impairment of real estate	$ 3,800	$ 4,300	$ 16,700	$ 8,800	$ 8,800		$ 5,600		$ 13,100
Number of real estate properties impaired					3	3		4
Impairment of assets sold									4,600
Financing Leases [Abstract]
Number of skilled nursing facilities under direct financing lease | skilled_nursing_facility					1
Net investment in direct financing lease	21,960		21,960		$ 21,626	$ 21,179	21,179	$ 21,179
Income from investments in direct financing leases	$ 600	$ 600	$ 1,800	$ 1,800	2,400		2,400		2,300
Financing lease, future minimum lease payments due, 2015					2,000
Financing lease, future minimum lease payments due, 2016					2,100
Financing lease, future minimum lease payments due, 2017					2,100
Financing lease, future minimum lease payments due, 2018					2,200
Financing lease, future minimum lease payments due, 2019					2,200
Financing lease, future minimum lease payments due, Thereafter					29,100
Centralized Cash Management [Abstract]
Net distributions					$ 225,580		$ 248,272		$ 231,549